Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

Insider Trading Policy — Our insider trading policy (the “Insider Trading Policy”) governs the purchase, sale, and other dispositions of our securities that applies to all our personnel, including directors, officers, employees, and other covered persons. We believe our Insider Trading Policy is designed to promote compliance with insider trading laws, rules and regulations, and applicable listing standards. A copy of our Insider Trading Policy was filed as Exhibit 19.1 to our Annual Report. While we have not adopted a formal policy governing insider trading restrictions on the Company itself, as a matter of practice the Company generally observes the same procedures and restrictions as relevant, including the potential existence of material non-public information, with respect to transactions by the Company in its securities, including repurchases of common stock.